 							     File No. 333-114423
                                 	     Filed Pursuant to Rule 497(e) under
                                          	      the Securities Act of 1933

                                                                    May 24, 2018


                         PIONEER SHORT TERM INCOME FUND


              SUPPLEMENT TO THE PROSPECTUS DATED DECEMBER 31, 2017


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Seth Roman, Vice President of Amundi Pioneer
                       (portfolio manager of the fund since 2016);
                       Nicolas Pauwels, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       June 2018); and Noah Funderburk, Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since June 2018)

MANAGEMENT
Effective June 8, 2018, the following replaces the corresponding information under the heading "Portfolio management" in the section entitled "Management":

Day-to-day management of the fund's portfolio is the responsibility of Seth Roman, Nicolas Pauwels and Noah Funderburk. Mr. Roman, Mr. Pauwels and Mr. Funderburk are supported by the fixed income team. Members of this team manage other Pioneer funds investing primarily in fixed income securities. The portfolio managers and the team may also draw upon the research and investment management expertise of the global research teams, which provide fundamental and quantitative research on companies and include members from one or more of Amundi Pioneer's affiliates.

Mr. Roman, a Vice President of Amundi Pioneer, joined Amundi Pioneer in 2006 and has served as a portfolio manager of the fund since 2016.

Mr. Pauwels, a Vice President of Amundi Pioneer, joined Amundi Pioneer in 2006 and has served as a portfolio manager of the fund since June 2018.

Mr. Funderburk, a Vice President of Amundi Pioneer, joined Amundi Pioneer in 2008 and has served as a portfolio manager of the fund since June 2018.

                                                                   31042-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC

                                                                    May 24, 2018


                         PIONEER SHORT TERM INCOME FUND


          SUPPLEMENT TO THE SUMMARY PROSPECTUS DATED DECEMBER 31, 2017


FUND SUMMARY
Effective June 8, 2018, the following replaces the corresponding information under the heading "Management" in the section entitled "Fund summary":


MANAGEMENT


INVESTMENT ADVISER     Amundi Pioneer Asset Management, Inc.
PORTFOLIO MANAGEMENT   Seth Roman, Vice President of Amundi Pioneer
                       (portfolio manager of the fund since 2016);
                       Nicolas Pauwels, Vice President of Amundi
                       Pioneer (portfolio manager of the fund since
                       June 2018); and Noah Funderburk, Vice
                       President of Amundi Pioneer (portfolio manager
                       of the fund since June 2018)

                                                                   31043-00-0518
                                (Copyright)2018 Amundi Pioneer Distributor, Inc.
                                             Underwriter of Pioneer mutual funds
                                                                     Member SIPC